Note 29 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Capital Base And Capital Management
Common Equity Tier 1 CET1	€ 39,550	€ 42,341
Additional Tier 1 Before Regulatory Adjustments	6,167	4,639
Common Equity Tier 2	9,499	9,137
Risks	€ 356,887	€ 362,875
CET 1	11.08%	11.67%
AT 1	1.73%	1.28%
Tier 1 (eligible capital resources)	12.81%	12.95%
Tier 2 ( Eligible capital resources)	2.66%	2.42%
Total Capital (Tier 1+Tier 2))	15.47%	15.37%